Organization And Principal Activities - Additional Information (Detail) - $ / shares	Nov. 01, 2022	Apr. 08, 2022	Feb. 21, 2022	Sep. 29, 2021	Aug. 30, 2021	Apr. 22, 2021	Apr. 21, 2021
V Capital Quantum Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired							100.00%
V Capital Advisory Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						100.00%
V Capital Venture Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						100.00%
V Capital Consulting Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					100.00%
Accuventures Sdn Bhd [Member] | Messrs. Chang Wai Kwan Harold Chen Yoong Kin [Member]
Disclosure of subsidiaries [line items]
Number of shares issued				29
Accuventures Sdn Bhd [Member] | Lim May Ling [Member]
Disclosure of subsidiaries [line items]
Number of shares issued				2
Imej Jiwa Communication Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%
V Capital Kronos Berhad [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%
Number of shares issued	1,012,159	33,400,100
Par value per share		$ 0.0001